Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000006689
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	3.48%	7.29%	8.16%
C000006692
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
Without Sales Load [Member] | C000006689
Average Annual Return [Line Items]
Average Annual Return, Percent	9.48%	8.51%	8.77%
Without Sales Load [Member] | C000006692
Average Annual Return [Line Items]
Average Annual Return, Percent	9.76%	8.80%	9.07%
UBS Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.88%	14.74%	14.60%
UBS Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.88%	14.74%	14.60%